UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

The Value Line Small Cap Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31, 2014

Date of reporting period: June 30, 2013

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 6/30/13 is included with this Form.

Schedule of Investments (unaudited)	June 30, 2013
Value Line Small Cap Opportunities Fund, Inc.

Shares		Value
COMMON STOCKS (91.8%)

	CONSUMER DISCRETIONARY (11.5%)
31,600	Arbitron, Inc.	$1,467,820
81,000	Brinker International, Inc.	3,193,830
16,500	Buckle, Inc. (The) (1)	858,330
20,800	Buffalo Wild Wings, Inc. *	2,041,728
17,000	Carter’s, Inc.	1,259,190
37,000	Ctrip.com International Ltd. ADR *	1,207,310
71,000	Domino’s Pizza, Inc.	4,128,650
24,000	DSW, Inc. Class A	1,763,280
17,000	Genesco, Inc. *	1,138,830
11,000	Hanesbrands, Inc.	565,620
7,000	John Wiley & Sons, Inc. Class A	280,630
40,000	Life Time Fitness, Inc. *	2,004,400
130,000	LKQ Corp. *	3,347,500
19,800	Monro Muffler Brake, Inc. (1)	951,390
23,400	O’Reilly Automotive, Inc. *	2,635,308
24,400	Penn National Gaming, Inc. *	1,289,784
18,400	Pool Corp.	964,344
5,292	PVH Corp.	661,765
28,000	Signet Jewelers Ltd.	1,888,040
82,750	Wolverine World Wide, Inc. (1)	4,518,977
		36,166,726
	CONSUMER STAPLES (5.1%)

8,000	B&G Foods, Inc.	272,400
18,000	Boston Beer Co., Inc. (The) Class A * (1)	3,071,520
34,000	Casey’s General Stores, Inc.	2,045,440
42,000	Church & Dwight Co., Inc.	2,591,820
269,550	Flowers Foods, Inc.	5,943,578
47,000	Harris Teeter Supermarkets, Inc.	2,202,420
		16,127,178
	ENERGY (0.8%)

30,000	Atwood Oceanics, Inc. *	1,561,500
19,000	Hornbeck Offshore Services, Inc. *	1,016,500
		2,578,000
	FINANCIALS (9.2%)

5,400	Allied World Assurance Co. Holdings AG	494,154
6,600	Amtrust Financial Services, Inc. (1)	235,620
91,300	Arch Capital Group Ltd. *	4,693,733
18,000	Brown & Brown, Inc.	580,320
5,600	Commerce Bancshares, Inc.	243,936
8,000	Eaton Vance Corp.	300,720
23,400	Equity Lifestyle Properties, Inc. REIT	1,839,006
33,700	Equity One, Inc. REIT (1)	762,631
30,800	First Cash Financial Services, Inc. *	1,515,668
14,874	First Financial Bankshares, Inc. (1)	827,887
14,700	Portfolio Recovery Associates, Inc. *	2,258,361
90,600	ProAssurance Corp.	4,725,696
34,000	Prosperity Bancshares, Inc.	1,760,860
4,000	RenaissanceRe Holdings Ltd.	347,160

Shares		Value
46,200	RLI Corp.	$3,530,142
135,500	Stifel Financial Corp. *	4,833,285
6,000	Tanger Factory Outlet Centers REIT	200,760
		29,149,939
	HEALTH CARE (3.9%)

82,000	Akorn, Inc. *	1,108,640
4,000	Alexion Pharmaceuticals, Inc. *	368,960
32,656	Catamaran Corp. *	1,591,000
10,600	Henry Schein, Inc. *	1,014,950
30,600	HMS Holdings Corp. *	712,980
12,000	IDEXX Laboratories, Inc. *	1,077,360
25,600	Mednax, Inc. *	2,344,448
15,400	MWI Veterinary Supply, Inc. *	1,897,896
43,000	Owens & Minor, Inc. (1)	1,454,690
8,000	STERIS Corp.	343,040
13,400	Volcano Corp. *	242,942
		12,156,906
	INDUSTRIALS (37.1%)

45,800	Actuant Corp. Class A	1,510,026
62,200	Acuity Brands, Inc.	4,697,344
38,200	Advisory Board Co. (The) *	2,087,630
79,075	AMETEK, Inc.	3,344,872
13,400	Applied Industrial Technologies, Inc.	647,622
66,400	AZZ, Inc.	2,560,384
33,200	Carlisle Companies, Inc.	2,068,692
30,000	Chart Industries, Inc. *	2,822,700
15,000	Chicago Bridge & Iron Co. N.V.	894,900
65,000	CLARCOR, Inc.	3,393,650
25,800	Clean Harbors, Inc. *	1,303,674
2,000	Copa Holdings S.A. Class A	262,240
40,400	Copart, Inc. *	1,244,320
17,600	Dun & Bradstreet Corp. (The)	1,715,120
85,000	EnerSys (1)	4,168,400
31,000	EnPro Industries, Inc. *	1,573,560
63,200	Esterline Technologies Corp. *	4,568,728
42,400	Gardner Denver, Inc.	3,187,632
54,300	Genesee & Wyoming, Inc. Class A *	4,606,812
30,500	Graco, Inc.	1,927,905
700	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (1)	77,868
26,600	Healthcare Services Group, Inc.	652,232
91,796	HEICO Corp.	4,623,765
27,200	HUB Group, Inc. Class A *	990,624
60,400	IDEX Corp.	3,250,124
8,100	IHS, Inc. Class A *	845,478
34,600	ITT Corp.	1,017,586
26,200	Kansas City Southern	2,776,152
44,000	Kirby Corp. *	3,499,760
3,000	Landstar System, Inc.	154,500
91,600	Lennox International, Inc.	5,911,864
88,800	Lincoln Electric Holdings, Inc.	5,085,576
16,200	Macquarie Infrastructure Co. LLC	865,890
42,600	Middleby Corp. (The) *	7,245,834
32,400	Nordson Corp.	2,245,644
9,000	RBC Bearings, Inc. *	467,550
91,600	Rollins, Inc.	2,372,440

1

June 30, 2013

Shares		Value
28,200	Roper Industries, Inc.	$3,503,004
6,000	Rush Enterprises, Inc. Class A *	148,500
17,400	Stericycle, Inc. *	1,921,482
40,700	Teledyne Technologies, Inc. *	3,148,145
60,400	Toro Co. (The)	2,742,764
7,900	Towers Watson & Co. Class A	647,326
18,900	Valmont Industries, Inc.	2,704,401
60,400	Wabtec Corp.	3,227,172
154,500	Waste Connections, Inc.	6,356,130
51,600	Woodward Inc.	2,064,000
		117,132,022
	INFORMATION TECHNOLOGY (8.4%)

46,800	Advent Software, Inc. *	1,640,808
22,800	Anixter International, Inc. *	1,728,468
39,926	ANSYS, Inc. *	2,918,590
4,000	Coherent, Inc.	220,280
18,400	CommVault Systems, Inc. *	1,396,376
40,700	Concur Technologies, Inc. * (1)	3,312,166
19,200	Heartland Payment Systems, Inc. (1)	715,200
28,800	j2 Global, Inc. (1)	1,224,288
34,200	MICROS Systems, Inc. * (1)	1,475,730
66,000	NCR Corp. *	2,177,340
28,000	Salesforce.com, Inc. *	1,069,040
8,400	Trimble Navigation Ltd. *	218,484
6,258	Tyler Technologies, Inc. *	428,986
30,400	Ultimate Software Group, Inc. (The) *	3,565,616
56,000	WEX, Inc. *	4,295,200
		26,386,572
	MATERIALS (8.2%)

95,200	AptarGroup, Inc.	5,255,992
3,500	Compass Minerals International, Inc.	295,855
31,000	Cytec Industries, Inc.	2,270,750
48,600	Greif, Inc. Class A	2,559,762
9,600	KapStone Paper and Packaging Corp.	385,728
17,000	NewMarket Corp. (1)	4,463,520
40,000	Packaging Corp. of America	1,958,400
22,000	Rockwood Holdings, Inc.	1,408,660
20,000	Scotts Miracle-Gro Co. (The) Class A (1)	966,200
28,400	Sigma-Aldrich Corp.	2,282,224
88,400	Silgan Holdings, Inc.	4,151,264
		25,998,355
	TELECOMMUNICATION SERVICES (1.0%)

42,000	SBA Communications Corp. Class A *	3,113,040

	UTILITIES (6.6%)

24,200	Atmos Energy Corp.	993,652
43,200	Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	449,712
26,600	Cleco Corp.	1,235,038
36,800	El Paso Electric Co.	1,299,408
51,000	ITC Holdings Corp.	4,656,300
13,800	New Jersey Resources Corp.	573,114
22,800	Northwest Natural Gas Co.	968,544

Shares		Value
6,800	NorthWestern Corp.	$271,320
35,800	Piedmont Natural Gas Co., Inc.	1,207,892
95,000	Questar Corp.	2,265,750
91,400	South Jersey Industries, Inc.	5,247,274
34,600	Southwest Gas Corp.	1,618,934
		20,786,938
	TOTAL COMMON STOCKS
	(Cost $167,434,661) (91.8%)	289,595,676

Principal
Amount		Value
SHORT-TERM INVESTMENTS (14.3%)

	REPURCHASE AGREEMENTS (7.7%)

$24,400,000	With Morgan Stanley, 0.01%, dated 06/28/13, due 07/01/13, delivery value $24,400,020 (collateralized by $24,705,000 U.S. Treasury Notes 1.000% due 08/31/16, with a value of $24,976,721)	24,400,000

	JOINT REPURCHASE AGREEMENTS (Investments of Cash Collateral for Securities on Loan) (6.6%)

6,083,627	Joint Repurchase Agreement with Morgan Stanley, 0.12%, dated 06/28/13, due 07/01/13, delivery value $6,083,688 (collateralized by $6,154,441 U.S. Treasury Notes 1.250% - 1.500% due 02/15/14 - 08/31/18, with a value of $6,205,308)	6,083,627
7,543,698	Joint Repurchase Agreement with Barclays, 0.10%, dated 06/28/13, due 07/01/13, delivery value $7,543,761 (collateralized by $7,772,953 U.S. Treasury Inflation Indexed Notes 0.125% due 07/15/22, with a value of $7,694,579)	7,543,698
7,057,008	Joint Repurchase Agreement with Credit Suisse First Boston, 0.10%, dated 06/28/13, due 07/01/13, delivery value $7,057,066 (collateralized by $7,319,820 U.S. Treasury Notes 1.000% due 05/31/18, with a value of $7,199,007)	7,057,008

	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $20,684,333) (6.6%)	20,684,333

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $45,084,333) (14.3%)	45,084,333

2

Schedule of Investments (unaudited)

Principal
Amount	Value

TOTAL INVESTMENT SECURITIES (106.1%)
(Cost $212,518,994)	$334,680,009
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-6.1%)	(19,341,742)
NET ASSETS (2) (100%)	$315,338,267
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
($315,338,267 ÷ 7,250,409 shares outstanding)	$43.49

(1)	A portion or all of the security was held on loan. As of June 30, 2013, the market value of the securities on loan was $20,374,973.
*	Non-income producing.
(2)
For federal income tax purposes, the aggregate cost was $212,518,994, aggregate gross unrealized appreciation was $122,681,073, aggregate gross unrealized depreciation was $520,058 and the net unrealized appreciation was $122,161,015.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of June 30, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$289,595,676	$0	$0	$289,595,676
Short-Term Investments	0	45,084,333	0	45,084,333

Total Investments in Securities	$289,595,676	$45,084,333	$0	$334,680,009

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended June 30, 2013 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:  /s/ Mitchell E. Appel

Mitchell E. Appel, President

Date: August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mitchell E. Appel

Mitchell E. Appel, President, Principal Executive Officer

By: /s/ Emily D. Washington

Emily D. Washington, Treasurer, Principal Financial Officer

Date: August 27, 2013